OTHER FINANCIAL ASSETS - Changes in other financial assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets at beginning of period	$ 40,727
FUNDED DURING THE YEAR	207
FAIR VALUE CHANGES	8,614
Other non-current financial assets at end of period	49,548	$ 40,727
Weekend Holdings Corp. ("WHC") | Preferred shares
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets at beginning of period	5,441
FUNDED DURING THE YEAR	0
FAIR VALUE CHANGES	666	96
Other non-current financial assets at end of period	6,107	5,441
Phylos Bioscience Inc. ("Phylos")
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets at beginning of period	9,285
Other non-current financial assets at end of period	12,459	9,285
Phylos Bioscience Inc. ("Phylos") | Secured convertible loan
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets at beginning of period	9,285
FUNDED DURING THE YEAR	0
FAIR VALUE CHANGES	3,174	3,227
Other non-current financial assets at end of period	12,459	9,285
Phylos Bioscience Inc. ("Phylos") | Convertible loan
Disclosure of detailed information about financial instruments [line items]
FAIR VALUE CHANGES	357	(762)
Steady State LLC (d/b/a Open Book Extracts) ("OBX") | Convertible loan
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets at beginning of period	2,881
FUNDED DURING THE YEAR	207
FAIR VALUE CHANGES	374	164
Other non-current financial assets at end of period	3,462	2,881
Sanity Group GmbH ("Sanity Group") | Convertible loan
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets at beginning of period	19,153
FUNDED DURING THE YEAR	0
FAIR VALUE CHANGES	4,399	2,253
Other non-current financial assets at end of period	23,552	19,153
Sanity Group GmbH ("Sanity Group") | Common shares
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets at beginning of period	3,967
FUNDED DURING THE YEAR	0
FAIR VALUE CHANGES	1	247
Other non-current financial assets at end of period	$ 3,968	$ 3,967